UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22193

AIP MULTI-STRATEGY FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

AIP MULTI-STRATEGY FUND P

Financial Statements (Unaudited)

For the Period from May 1, 2010
(Commencement of Operations) to June 30, 2010

AIP Multi-Strategy Fund P

Financial Statements (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Unaudited financial statements for AIP Multi-Strategy Fund A for the period from May 1, 2010 (commencement of operations) to June 30, 2010 are attached to these financial statements and are an integral part thereof.

AIP Multi-Strategy Fund P

Statement of Assets and Liabilities (Unaudited)

June 30, 2010

Assets
Investment in AIP Multi-Strategy Fund A, at fair value (cost $25,000,000)	$23,744,500
Cash	123,143
Deferred offering costs	407,205
Due from adviser	42,484

Total assets	24,317,332

Liabilities
Due to affiliates	400,918
Offering costs payable	58,671
Accrued expenses and other liabilities	43,476

Total liabilities	503,065

Net assets	$23,814,267

Net assets consist of:
Net capital	$25,100,000
Accumulated undistributed net investment income (loss)	(30,233)
Net unrealized depreciation on investments	(1,255,500)

Net assets	$23,814,267

Net asset value per share:
25,100.000 shares issued and outstanding, no par value, 3,000,000 registered shares	$948.78

Maximum offering price per share ($948.78 plus sales load of 2% of net asset value per share)	$967.76

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

1

AIP Multi-Strategy Fund P

Statement of Operations (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Expenses
Offering costs	$81,440
Professional fees	35,875
Transfer agent fees	14,916
Registration fees	7,576
Other	3,380

Total fund expenses	143,187
Expense reimbursements	(112,954)

Net expenses	30,233

Net investment income (loss)	(30,233)

Unrealized gain (loss) from investments in AIP Multi-Strategy Fund A
Net change in unrealized appreciation/depreciation on investments	(1,255,500)

Net increase (decrease) in net assets resulting from operations	$(1,285,733)

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

2

AIP Multi-Strategy Fund P

Statement of Changes in Net Assets (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Net increase (decrease) in net assets resulting from operations
Net investment income (loss)	$(30,233)
Net change in unrealized appreciation/depreciation on investments	(1,255,500)

Net increase (decrease) in net assets resulting from operations	(1,285,733)

Shareholder transactions
Subscriptions (representing 25,000.000 shares)	25,000,000

Net increase (decrease) in net assets from shareholder transactions	25,000,000

Total increase (decrease) in net assets	23,714,267
Net assets, beginning of period (representing 100.000 shares)	100,000 *

Net assets, end of period (representing 25,100.000 shares)	$23,814,267

*	The Fund was initially capitalized with $100,000 of capital on July 14, 2008.

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

3

AIP Multi-Strategy Fund P

Statement of Cash Flows (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(1,285,733)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investments	1,255,500
Purchase of investments in AIP Multi-Strategy Fund A	(25,000,000)
(Increase) decrease in deferred offering costs	37,549
(Increase) decrease in due from adviser	(42,484)
Increase (decrease) in offering costs payable	42,456
Increase (decrease) in accrued expenses and other liabilities	43,476

Net cash provided by (used in) operating activities	(24,949,236)

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	25,000,000

Net cash provided by (used in) financing activities	25,000,000

Net change in cash	50,764
Cash at beginning of period	72,379

Cash at end of period	$123,143

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

4

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited)

June 30, 2010

1. Organization

AIP Multi-Strategy Fund P (formerly, Alternative Investment Partners Absolute Return Fund II P) (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on May 1, 2010. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Multi-Strategy Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund. The Master Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures. As of June 30, 2010, the Fund had a 99.60% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

5

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been offered in a continuous monthly offering thereafter at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer arrangements with various broker and dealers (“Selling Agents”), some of which may be affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares.

Shares are to be sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the U.S. Investment Advisers Act of 1940. The Distributor or any Selling Agent may impose additional eligibility requirements for Shareholders who purchase shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or through a Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that, starting with the quarter ending on December 31, 2010, the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2010, there were no Holdback Amounts outstanding.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

6

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2010. Valuation of Investment Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in net asset value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the investment in the Master Fund’s cost, and realized gain (loss) from investment in the Master Fund is calculated using specific identification.

Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2010. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

At June 30, 2010, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$25,000,000

Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(1,255,500)

Net tax unrealized appreciation/depreciation on investments	$(1,255,500)

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

7

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under DRIP and have all income dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

There were no distributions paid during the period from May 1, 2010 (commencement of operations) to June 30, 2010.

3. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem its investment in the Master Fund at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem its investment in the Master Fund at net asset value as of the measurement date or within the near term)

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

8

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

3. Fair Value of Financial Instruments (continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Master Fund or other financial instruments and not the underlying holdings of the Master Fund or other financial instruments. Thus, the inputs used by the Fund to value its investments in the Master Fund or other financial instruments may differ from the inputs used to value the underlying holdings of the Master Fund or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Master Fund	$—	$—	$23,744,500	$23,744,500

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Master Fund
Balance as of May 1, 2010 *	$—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(1,255,500)
Purchases	25,000,000
Distributions/sales	—
Transfer into or out of Level 3	—

Balance as of June 30, 2010	$23,744,500

Net change in unrealized appreciation/depreciation from
Level 3 investments still held as of June 30, 2010	$(1,255,500)

*	Commencement of operations.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Level 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurements and inputs and valuation techniques used to measure fair value. Effective January 1, 2010, the Fund adopted such amended guidance.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

9

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

4. Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees charged to the Master Fund by the Adviser. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee.

The Adviser has contractually agreed to waive and/or reimburse the Master Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement. The Adviser has voluntarily agreed to further reimburse the Fund for expenses (other than extraordinary expenses) to the extent necessary in order to cap the Fund’s total annual operating expenses (including Master Fund operating expenses) at 2.50% for the 12 month period beginning on the Initial Closing Date. For the period from May 1, 2010 (commencement of operations) to June 30, 2010, expense reimbursements were $112,954, of which $42,484 was due from the Adviser at June 30, 2010.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of less than $500,000 will be subject to a maximum sales load of 2%; investments of $500,000 - $999,999 will be subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will not be subject to a sales load. The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors.

The Fund will pay the Distributor, and the Distributor will pay each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by customers of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, will respond to Shareholder inquiries about the Fund, facilitate Fund communications with Shareholders, assist Shareholders in changing account designations or addresses, and assist Shareholders in processing repurchase requests. For the period from May 1, 2010 (commencement of operations) to June 30, 2010, the Fund did not incur any shareholder servicing fees.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

12

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

4. Management Fee, Related Party Transactions and Other (continued)

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

The Fund’s organization and offering costs are estimated at $519,211. The Adviser has borne the Fund’s organization costs of $30,566. Any additional organization costs will also be borne by the Adviser. Offering costs of $488,645 were capitalized and are being amortized over the 12 month period from the Initial Closing Date.

Due to affiliates in the Statement of Assets and Liabilities represents amounts due from the Fund to affiliated entities related to reimbursement of offering costs paid by such affiliated entities on the Fund’s behalf.

5. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized.

For the Period from May 1, 2010 (a) to June 30, 2010
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,000.00

Net investment income (loss) (b)	(1.20)
Net realized and unrealized gain (loss) from investments	(50.02)

Net increase (decrease) resulting from operations	(51.22)

Net asset value, end of period	$948.78

Total return (c)	(5.12)%
Ratio of total expenses to average net assets before expense reimbursements (d)	0.89%
Ratio of total expenses to average net assets after expense reimbursements (d)	0.42%
Ratio of net investment income (loss) to average net assets (e)	(0.41)%
Portfolio turnover (f)	0.00%
Net assets, end of period (000s)	$23,814

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

11

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

6. Financial Highlights (continued)

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(d)	Includes expenses of the Master Fund.
(e)	Includes income and expenses of the Master Fund.
(f)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

7. Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in the financial statements.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

12

AIP Multi-Strategy Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent period from the Master Fund’s commencement of operations to June 30, 2010 is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

13

AIP Multi-Strategy Fund P

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Jacques Chappuis, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

14

AIP MULTI-STRATEGY FUND A

Financial Statements (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to June 30, 2010

AIP Multi-Strategy Fund A

Financial Statements (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

AIP Multi-Strategy Fund A

Statement of Assets and Liabilities (Unaudited)

June 30, 2010

Assets
Investments in investment funds, at fair value (cost $22,500,000)	$21,308,346
Short-term investments (cost $353,226)	353,226
Cash	1,480,905
Prepaid investments in investment funds	800,000
Deferred offering costs	443,582
Due from adviser	75,437
Other assets	348

Total assets	24,461,844

Liabilities
Due to affiliates	451,569
Management fee payable	59,956
Offering costs payable	51,674
Professional fee payable	44,938
Accrued expenses and other liabilities	14,285

Total liabilities	622,422

Net assets	$23,839,422

Net assets consist of:
Net capital	$25,100,000
Accumulated undistributed net investment income (loss)	(68,924)
Net unrealized depreciation on investments	(1,191,654)

Net assets	$23,839,422

Net asset value per share:
25,100.000 shares issued and outstanding, no par value, 3,000,000 registered shares	$949.78

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statement of Operations (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Investment income
Dividend	$938

Total investment income	938

Expenses
Offering costs	88,717
Management fees	59,956
Professional fees	44,938
Transfer agent fees	11,572
Custody fees	7,648
Registration fees	7,576
Trustees’ fees	472
Other	5,448

Total expenses	226,327
Management fee waivers	(59,956)
Expense reimbursements	(96,509)

Net expenses	69,862

Net investment income (loss)	(68,924)

Unrealized gain (loss) from investments
Net change in unrealized appreciation/depreciation on investments in investment funds	(1,191,654)

Net change in unrealized appreciation/depreciation on investments	(1,191,654)

Net increase (decrease) in net assets resulting from operations	$(1,260,578)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statement of Changes in Net Assets (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(68,924)
Net change in unrealized appreciation/depreciation on investments	(1,191,654)

Net increase (decrease) in net assets resulting from operations	(1,260,578)

Shareholder transactions
Subscriptions (representing 25,000.000 shares)	25,000,000

Net increase (decrease) in net assets from shareholder transactions	25,000,000

Total increase (decrease) in net assets	23,739,422
Net assets, beginning of period (representing 100.000 shares)	100,000 *

Net assets, end of period (representing 25,100.000 shares)	$23,839,422

*	The Fund was initially capitalized with $100,000 of capital on July 14, 2008.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statement of Cash Flows (Unaudited)

For the Period from May 1, 2010 (Commencement of Operations) to

June 30, 2010

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(1,260,578)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investments in investment funds	1,191,654
Purchase of investments in investment funds	(22,500,000)
(Increase) decrease in short-term investments	(353,226)
(Increase) decrease in prepaid investments in investment funds	(800,000)
(Increase) decrease in deferred offering costs	51,521
(Increase) decrease in due from adviser	(75,437)
(Increase) decrease in other assets	(348)
Increase (decrease) in management fee payable	59,956
Increase (decrease) in offering costs payable	35,761
Increase (decrease) in professional fee payable	44,938
Increase (decrease) in accrued expenses and other liabilities	14,285

Net cash provided by (used in) operating activities	(23,591,474)

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	25,000,000

Net cash provided by (used in) financing activities	25,000,000

Net change in cash	1,408,526
Cash at beginning of period	72,379

Cash at end of period	$1,480,905

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date *	Liquidity **
Investment Funds
Commodity Trading Advisors - Managed Futures
Two Sigma Compass Cayman Fund, Ltd.	6/1/2010	$1,000,000	$1,013,100	4.25%	7/31/2010	Monthly

Total Commodity Trading Advisors - Managed Futures		1,000,000	1,013,100	4.25

Distressed
York Credit Opportunities Unit Trust	5/1/2010	1,250,000	1,170,373	4.91	4/30/2011	Annually

Total Distressed		1,250,000	1,170,373	4.91

Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	5/1/2010	750,000	709,577	2.98	9/30/2010	Quarterly
Diamondback Offshore Fund, Ltd.	5/1/2010	1,000,000	949,884	3.98	6/30/2012	Quarterly
Millennium International, Ltd.	5/1/2010	1,250,000	1,210,031	5.08	9/30/2010	Quarterly
Prism Partners IV Leveraged Offshore Fund	5/1/2010	750,000	718,436	3.01	8/31/2010	Monthly

Total Equity Long/Short - High Hedge		3,750,000	3,587,928	15.05

Equity Long/Short - Opportunistic
Broadway Gate Offshore Fund, Ltd.	5/1/2010	625,000	590,902	2.47	6/30/2011	Quarterly
East Side Capital Offshore, Ltd.	5/1/2010	500,000	441,716	1.85	9/30/2010	Quarterly
Highbridge Long/Short Equity Fund, Ltd.	5/1/2010	500,000	449,504	1.89	9/30/2010	Quarterly
Lansdowne Global Financials Fund Limited	5/1/2010	1,000,000	892,813	3.74	9/30/2010	Monthly
Lansdowne UK Equity Fund Limited	5/1/2010	1,250,000	1,122,245	4.71	9/30/2010	Monthly
Pelham Long/Short Fund Ltd	5/1/2010	500,000	460,532	1.93	4/30/2011	Monthly
S.A.C. Capital International, Ltd.	5/1/2010	1,000,000	923,933	3.88	9/30/2010	Quarterly
Seligman Tech Spectrum Fund	5/1/2010	1,250,000	1,109,762	4.66	7/31/2010	Monthly
SR Global Fund Inc - Emerging Markets Portfolio	5/1/2010	625,000	558,982	2.34	9/30/2010	Monthly
Sursum Offshore Fund, Ltd.	5/1/2010	750,000	735,743	3.09	9/30/2010	Quarterly

Total Equity Long/Short - Opportunistic		8,000,000	7,286,132	30.56

Event Driven Credit
King Street Europe, Ltd.	5/1/2010	1,000,000	953,548	4.00	4/30/2011	Quarterly

Total Event Driven Credit		1,000,000	953,548	4.00

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date *	Liquidity **
Investment Funds (continued)
Macro
Brevan Howard Fund Limited	6/1/2010	$1,250,000	$1,265,698	5.31%	9/30/2010	Monthly
D.E. Shaw Oculus International Fund	5/1/2010	750,000	737,496	3.09	9/30/2010	Quarterly
Discovery Global Opportunity Fund, Ltd.	5/1/2010	1,000,000	930,734	3.90	12/31/2010	Semi-annually
Pharo Macro Fund, Ltd.	5/1/2010	1,000,000	959,539	4.03	9/30/2010	Quarterly

Total Macro		4,000,000	3,893,467	16.33

Multi-Strategy
Farallon Capital Offshore Investors, Inc.	5/1/2010	1,000,000	981,700	4.12	12/31/2010	Annually
HBK Offshore Fund II L.P.	5/1/2010	1,000,000	998,788	4.19	9/30/2010	Quarterly

Total Multi-Strategy		2,000,000	1,980,488	8.31

Restructurings and Value
Owl Creek Overseas Fund, Ltd.	5/1/2010	875,000	791,046	3.32	10/31/2010	Quarterly

Total Restructurings and Value		875,000	791,046	3.32

Statistical Arbitrage
Two Sigma Spectrum Cayman Fund, Ltd.	5/1/2010	625,000	632,264	2.65	9/30/2010	Quarterly

Total Statistical Arbitrage		625,000	632,264	2.65

Total Investments in Investment Funds		22,500,000	21,308,346	89.38

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.16%	$353,226	$353,226	1.48%

Total Short-Term Investments	353,226	353,226	1.48

Total Investments in Investment Funds and Short-Term Investments	$22,853,226	21,661,572	90.86

Other Assets, less Liabilities		2,177,850	9.14

Total Net Assets		$23,839,422	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	30.56%
Macro	16.33
Equity Long/Short - High Hedge	15.05
Multi-Strategy	8.31
Distressed	4.91
Commodity Trading Advisors - Managed Futures	4.25
Event Driven Credit	4.00
Restructurings and Value	3.32
Statistical Arbitrage	2.65
Short-Term Investments	1.48

Total Investments in Investment Funds and Short-Term Investments	90.86%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited)

June 30, 2010

1. Organization

AIP Multi-Strategy Fund A (formerly, Alternative Investment Partners Absolute Return Fund II A) (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on May 1, 2010. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is an affiliate of Morgan Stanley. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2010, AIP Multi-Strategy Fund P, a feeder fund to the Fund, represented 99.60% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) will not be charged a sales load. Shares may be purchased as of the first business day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

Shares are to be sold only to Shareholders that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or a RIA. Any RIA who recommends Shares to its clients may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that, starting with the quarter ending on December 31, 2010, the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). Each repurchase offer will generally commence approximately 125 days prior to the applicable repurchase date. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2010, there were no Holdback Amounts outstanding.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

As of June 30, 2010, 98.37% of the Fund’s portfolio was comprised of investments in Investment Funds. The remainder of the Fund’s portfolio was comprised of short-term investments. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager. At June 30, 2010, none of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Short-Term Investments

Short-term investments are invested in a money market fund with the Fund’s custodian, State Street Bank and Trust Company (“State Street”). Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2010. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2010, the Fund had no accumulated capital loss carryforward for tax purposes.

At June 30, 2010, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$22,889,288

Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(1,227,716)

Net tax unrealized appreciation/depreciation on investments	$(1,227,716)

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under DRIP and have all income dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

There were no distributions paid during the period from May 1, 2010 (commencement of operations) to June 30, 2010.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s interest in these Investment Funds as reported by the Fund.

4. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$1,013,100	$—	$1,013,100
Distressed	—	—	1,170,373	1,170,373
Equity Long/Short - High Hedge	—	1,428,013	2,159,915	3,587,928
Equity Long/Short - Opportunistic	—	5,310,765	1,975,367	7,286,132
Event Driven Credit	—	—	953,548	953,548
Macro	—	2,962,733	930,734	3,893,467
Multi-Strategy	—	—	1,980,488	1,980,488
Restructurings and Value	—	791,046	—	791,046
Statistical Arbitrage	—	632,264	—	632,264

Total Investment Funds	$—	$12,137,921	$9,170,425	$21,308,346

Short-Term Investments	$—	$353,226	$—	$353,226

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of May 1, 2010 *	$—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(454,575)
Purchases	9,625,000
Distributions/sales	—
Transfers into or out of Level 3	—

Balance as of June 30, 2010	$9,170,425

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of June 30, 2010	$454,575

*	Commencement of operations.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurements and inputs and valuation techniques used to measure fair value. Effective January 1, 2010, the Fund adopted such amended guidance.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2010, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Commodity Trading Advisors - Managed Futures (a)	$1,013,100	Monthly	15 days
Distressed (b)	1,170,373	Annually	60 days
Equity Long/Short - High Hedge (c)	3,587,928	Monthly to Quarterly	45-90 days
Equity Long/Short - Opportunistic (d)	7,286,132	Monthly to Quarterly	30-90 days
Event Driven Credit (e)	953,548	Quarterly	65 days
Macro (f)	3,893,467	Monthly to Semi-annually	30-90 days
Multi-Strategy (g)	1,980,488	Quarterly to Annually	45-90 days
Restructurings and Value (h)	791,046	Quarterly	90 days
Statistical Arbitrage ( i)	632,264	Quarterly	55 days

Total Investment Funds	$21,308,346

(a)	Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.
(b)	Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring.
(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(d)	Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks and/or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage.
(e)	Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations.
(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(g)	Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles.
(h)	Investment Funds in this strategy invest in restructuring companies that are undergoing significant corporate events such as spin-offs, recapitalizations, litigation events, strategic realignment, and other major changes. It also includes “value” investments in securities that are believed to be underpriced relative to their intrinsic or fundamental value or which are expected to appreciate in value if circumstances change or an anticipated event occurs.
(i)	Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds (continued)

As of June 30, 2010, 3.98% of the Fund’s net assets were invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2010.

For the period from May 1, 2010 (commencement of operations) to June 30, 2010, aggregate purchases of investments in Investment Funds were $22,500,000.

6. Investment Receivables and Payables

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2010, pursuant to each Investment Fund’s operating agreements.

7. Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from May 1, 2010 (commencement of operations) to June 30, 2010, the Fund incurred management fees of $59,956, all of which was payable to the Adviser at June 30, 2010.

The Adviser has contractually agreed to waive and/or reimburse the Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.75% until the termination of the Fund’s investment advisory agreement. For the period from May 1, 2010 (commencement of operations) to June 30, 2010, management fee waivers were $59,956 and expense reimbursements were $96,509, of which $75,437 was due from the Adviser at June 30, 2010.

State Street provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

7. Management Fee, Related Party Transactions and Other (continued)

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2010, the Fund’s proportionate share of assets attributable to the DC Plan was $0.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

The Fund’s organization and offering costs are estimated at $572,301. The Adviser has borne the Fund’s organization costs of $40,002. Any additional organization costs will also be borne by the Adviser. Offering costs of $532,299 were capitalized and are being amortized over the 12 month period from the Initial Closing Date.

Due to affiliates in the Statement of Assets and Liabilities represents amounts due from the Fund to affiliated entities related to reimbursement of offering costs paid by such affiliated entities on the Fund’s behalf.

8. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

9. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized.

For the Period from May 1, 2010 (a) to June 30, 2010
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,000.00

Net investment income (loss) (b)	(2.75)
Net realized and unrealized gain (loss) from investments	(47.47)

Net increase (decrease) resulting from operations	(50.22)

Net asset value, end of period	$949.78

Total return (c)	(5.02)%
Ratio of total expenses to average net assets before expense waivers and reimbursements (d)	0.94%
Ratio of total expenses to average net assets after expense waivers and reimbursements (d)	0.29%
Ratio of net investment income (loss) to average net assets (e)	(0.29)%
Portfolio turnover	0.00%
Net assets, end of period (000s)	$23,839

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and assumes reinvestment of all distributions during the period.
(d)	Ratios do not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(e)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

10. Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in the financial statements.

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

In June 2010, the Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement (the “Advisory Agreement”), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including, among other things, providing to the Fund office facilities, equipment and personnel.

The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services were necessary and appropriate for the conduct of the business and investment activities of the Fund.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser had recently arranged for a public offering of shares of the Fund to raise assets for investment and concluded that, since the Fund had a minimal track record of performance, this was not a factor it needed to address at the time of approval.

The Board reviewed the advisory fee rate paid by the Fund relative to comparable funds advised by the Adviser, when applicable, and compared to its peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the advisory fee rate and anticipated total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the advisory fee schedule and noted that it does not include any breakpoints. At the time of approval, the Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement.

Profitability of the Adviser and Affiliates

Since the Fund had only recently commenced operations, the Board concluded that this was not a factor that needed to be considered at the time of approval.

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Multi-Strategy Fund P (“AMS P”), charged by a broker-dealer affiliate of the Adviser. The Board also considered that an affiliate of the Adviser receives from AMS P a shareholder servicing fee for services provided by the affiliate to its customers who are shareholders of AMS P. The Board concluded that the shareholder servicing fee and sales charges are competitive with those of comparable funds.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

AIP Multi-Strategy Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent period from the Fund’s commencement of operations to June 30, 2010 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

AIP Multi-Strategy Fund A

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Jacques Chappuis, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS.

(a)(1) Change in Portfolio Manager

This information is as of September 1, 2010.

Kevin Kuntz is no longer a Portfolio Manager of the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1)	Code of Ethics is not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND P

By:	/s/ RANDY TAKIAN
Name:	Randy Takian
Title:	President

Date:	September 1, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date:	September 1, 2010

By:	/s/ NOEL LANGLOIS
Name:	Noel Langlois
Title:	Principal Financial Officer

Date:	September 1, 2010